Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Derivative financial assets	£ 302,380	£ 262,572
Reverse repurchase agreements and other similar secured lending	776	3,227
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liabilities	(289,620)	(256,883)
Repurchase agreements and other similar secured borrowing	(27,052)	(28,352)
Settlements assets liabilities offset amounts	24,250	22,837
Financial liabilities subject to offsetting
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(932,404)	(810,009)
Amounts offset	472,853	393,609
Net amounts reported on the balance sheet	(459,551)	(416,400)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	238,337	202,519
Financial collateral	202,090	199,971
Derivative liability expsoure	(19,124)	(13,910)
Amounts not subject to enforceable netting arrangements	(29,867)	(36,895)
Total liabilities	(489,418)	(453,295)
Repurchase agreements and other similar secured borrowing
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(571,774)	(535,653)
Amounts offset	396,323	370,003
Net amounts reported on the balance sheet	(175,451)	(165,650)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	0	0
Financial collateral	175,451	165,650
Derivative liability expsoure	0	0
Amounts not subject to enforceable netting arrangements	(24,347)	(30,762)
Repurchase agreements and other similar secured borrowing	(199,798)	(196,412)
Repurchase agreements and other similar secured borrowing | Financial liabilities at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liability expsoure	(172,746)	(168,060)
Repurchase agreements and other similar secured borrowing | Financial liabilities at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liability expsoure	(27,052)	(28,352)
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(360,630)	(274,356)
Amounts offset	76,530	23,606
Net amounts reported on the balance sheet	(284,100)	(250,750)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	238,337	202,519
Financial collateral	26,639	34,321
Derivative liability expsoure	(19,124)	(13,910)
Amounts not subject to enforceable netting arrangements	(5,520)	(6,133)
Derivative liabilities	(289,620)	(256,883)
Cash collateral pledged	25,222	32,031
Non-cash assets pledged as collateral	1,417	2,290
Cash collateral netted | Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	15,098	4,346
Financial assets subject to offsetting
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	933,230	793,928
Amounts offset	(472,752)	(394,140)
Net amounts reported on the balance sheet	460,478	399,788
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Netting and set-off	(238,337)	(202,519)
Financial collateral	(208,005)	(184,339)
Maximum exposure	14,136	12,930
Amounts not subject to enforceable netting arrangements	7,359	11,025
Total assets	467,837	410,813
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	374,253	279,568
Amounts offset	(76,429)	(24,137)
Net amounts reported on the balance sheet	297,824	255,431
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Netting and set-off	(238,337)	(202,519)
Financial collateral	(45,981)	(40,485)
Maximum exposure	13,506	12,427
Amounts not subject to enforceable netting arrangements	4,556	7,141
Derivative financial assets	302,380	262,572
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Cash collateral	34,547	34,598
Non-cash collateral received subject to enforceable master netting arrangements or similar agreement not set off against financial assets	11,434	5,887
Derivatives | Cash collateral netted
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Amounts offset	(15,199)	(3,815)
Reverse repurchase agreements and other similar secured lending
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	558,977	514,360
Amounts offset	(396,323)	(370,003)
Net amounts reported on the balance sheet	162,654	144,357
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Netting and set-off	0	0
Financial collateral	(162,024)	(143,854)
Maximum exposure	630	503
Amounts not subject to enforceable netting arrangements	2,803	3,884
Reverse repurchase agreements and other similar secured lending	165,457	148,241
Reverse repurchase agreements and other similar secured lending | Net gains on financial instruments designated at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Maximum exposure	164,681	145,014
Reverse repurchase agreements and other similar secured lending | Financial assets at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Maximum exposure	£ 776	£ 3,227